Common Stock, Preferred Stock and Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jul. 01, 2025	May 30, 2025	Nov. 20, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023	Jun. 30, 2023
Schedule Of Stockholders Equity [Line Items]
Shares, issued				2,272,250,000
Distribution paid				$ 10,102	$ 37,160
Share repurchase, amount					$ 158
Authorized repurchase amount							$ 10,000
Share repurchase, shares					9,997
Share repurchase, average cost per share					$ 15.82
Number of warrants outstanding				6,264,107
Class of warrant or right exercise price				$ 80.5
Number of consecutive trading days for determining share price				20 days
Number of trading days for determining the share price				10 days
Class of warrants or rights expiration period				5 years
Common stock for net proceeds				$ 35,108	$ 0
BT Hold Co [Member]
Schedule Of Stockholders Equity [Line Items]
Distribution paid					$ 29,000
Conversion of stock, description				During the three months ended March 31, 2025, the holders of the Series A Preferred Stock exercised their option to convert the Series A Preferred Stock for Class A common stock on a 1:1 basis.
Original At The Market Equity Offering [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, par or stated value per share	$ 0.0001		$ 0.0001
Sale of shares amount	$ 25,000
New At The Market Equity Offering Program [Member]
Schedule Of Stockholders Equity [Line Items]
Sale of shares amount	50,000
Public Warrants [Member]
Schedule Of Stockholders Equity [Line Items]
Number of warrants outstanding				4,517,857
Private Warrants [Member]
Schedule Of Stockholders Equity [Line Items]
Number of warrants outstanding				1,746,250
Maximum [Member]
Schedule Of Stockholders Equity [Line Items]
Sale of shares amount	$ 100,000
Class A Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, vote per share				one vote
Common stock, shares authorized				800,000,000	800,000,000
Share repurchase, amount					$ 400
Share repurchase, shares					27,231
Class of warrant or right, number of securities called by each warrant or right				1
Common stock, shares, issued				5,051,525	2,751,881
Common stock, par or stated value per share				$ 0.0001	$ 0.0001
Conversion of common stock shares				247,698	198,731
Class A Common Stock [Member] | At the Market Equity Offering [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock aggregate offering amount maximum			$ 13,100
Market capitalization			75,000
Market capitalization exceeds			75,000
Aggregate offering amount increases			$ 25,000
Stock issued during the period shares new issues				1,295,776
Common stock for net proceeds				$ 35,100
Equity offering program remained available for issuance				$ 14,900
Class A Common Stock [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member]
Schedule Of Stockholders Equity [Line Items]
Class of warrant or right per share price during the period				$ 0.07
Share price				$ 126
Number of consecutive trading days for determining share price				20 days
Number of trading days for determining the share price				30 days
Right to redeem outstanding warrants once exercisable and prior to expiration				$ 0.07
Class B Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, vote per share				one vote
Common stock, shares authorized				20,000,000	20,000,000
Common stock, shares, issued				0	0
Common stock, par or stated value per share				$ 0.0001	$ 0.0001
Class M Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, vote per share				ten votes
Common stock, shares authorized				300,000,000
Common stock, par or stated value per share				$ 0.0001
Class M Common Stock [Member] | Up-C Restructuring [Member]
Schedule Of Stockholders Equity [Line Items]
Conversion of common stock shares		5,884,718
Class O Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, vote per share				one vote
Common stock, shares authorized				800,000,000
Common stock, par or stated value per share				$ 0.0001
Class V Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized				300,000,000
Common stock percentage of voting rights				20.00%
Common stock, par or stated value per share				$ 0.0001
Common stock, conversion basis				one-for-one
Class V Common Stock [Member] | Up-C Restructuring [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, shares, issued		5,884,718
Class E Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized				2,250,000	2,250,000
Earnout shares issuable				2,142,857
Earn out provision share price				$ 84
Common stock, shares, issued				0	153,680
Common stock, par or stated value per share				$ 0.0001	$ 0.0001
Common stock, conversion basis				three
Class E Common Stock [Member] | Sponsor [Member]
Schedule Of Stockholders Equity [Line Items]
Earnout shares issuable				153,580		153,580
Class E Common Stock [Member] | Up-C Restructuring [Member]
Schedule Of Stockholders Equity [Line Items]
Earnout shares issuable		2,142,857
Contingent equity rights		2,142,857
Class E-1 Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized				750,000
Class E-2 Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized				750,000
Class E-3 Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized				750,000
Series A Preferred Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Preferred stock, shares issued				0	1,733,884			614,286
Convertion of preferred shares				1,733,884	1,391,116